Initial Public Offering (Details) - USD ($)		8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 21, 2021	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 21, 2021
Initial Public Offering
Purchase price, per unit	$ 10.20
Number of shares per warrant			1	1
Gross proceeds		$ 115,000,000
Proceeds allocated to Public Warrants		(5,518,451)
Redeemable common stock issuance costs		(2,686,076)
Remeasurement of carrying value to redemption value		10,504,527	$ 1,489,626	$ 1,154,587
Common stock subject to possible redemption		$ 117,300,000	$ 17,537,157	$ 118,454,587
Initial public offering
Initial Public Offering
Number of units sold	11,500,000
Purchase price, per unit	$ 10.00
Number of shares in a unit	1
Number of shares per warrant			1		1
Exercise price of warrants	$ 11.50		$ 11.50
Common stock subject to possible redemption	11,500,000
Initial public offering | Public warrants
Initial Public Offering
Number of units sold	8,625,000
Number of shares in a unit	1
Number of warrants in a unit	0.75
Number of shares per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Initial Public Offering
Number of units sold	1,500,000
Purchase price, per unit	$ 10.00